As filed with the Securities and Exchange Commission on May 2, 2025
Registration No. 333-283566

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 2	☒

Midland National Life Separate Account C
(Exact Name of Registered Separate Account)

Midland National Life Insurance Company
(Exact Name of Insurance Company)

West Des Moines, Iowa 50266-1071
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, including Area Code:
(877) 586-0240

Name and Address of Agent for Service:	Copy to:

Brett L. Agnew, Esq.	Dodie C. Kent, Esq.
Senior Vice President, Deputy General Counsel	Eversheds-Sutherland (US) LLP
Midland National Life Insurance Company	The Grace Building, 40th Floor
Sammons Financial Group	1114 Avenue of the Americas
8300 Mills Civic Parkway	New York, NY 10036-7703
West Des Moines, IA 50266

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of the Registration Statement.
It is proposed that this filing will become effective:

☒    60 days after filing pursuant to paragraph (a)(1) of Rule 485

Check each box that appropriately characterizes the Registrant(s):

☒    Insurance Company relying on Rule 12h-7 under the Exchange Act

Explanatory Note

This Post-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement on Form N-4 is being filed solely to amend the Prospectus dated May 1, 2025 to include information about a new reference Index for the Cycle Investments offered as investment options under the LiveWell Dynamic Annuity Contracts, as reflected in the supplement included herein. Accordingly, the Amendment consists only of the facing page, this explanatory note, a supplement to the Prospectus, an updated Part C, and the signature pages to the Registration Statement. The Amendment incorporates by reference the Prospectus and Statement of Additional Information, each dated May 1, 2025, included in Post-Effective Amendment No. 1 to the Registration Statement filed on April 17, 2025. The Amendment is not intended to amend or delete any part of the Registration Statement other than as set forth herein.

Supplement dated [ ], 2025
to the Prospectus dated May 1, 2025
for the LiveWell Dynamic Annuity
issued by Midland National Life Insurance Company
through the Midland National Life Separate Account C

This Supplement describes additional index-linked Cycle Investments that are being made available under your Contract. Please read this Supplement carefully and retain it with your Prospectus for future reference.
The final bullet of the “What Are The Risks Associated with the Investment Options?” row of the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” table is deleted and replaced with the following:
•The S&P 500® Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), and the Russell 2000 Price Return Index (Bloomberg Ticker: RTY) are “price return indices,” not “total return indices,” and therefore do not reflect dividends paid on securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
•The Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM) reflects a daily deduction of 1% per annum and the S&P 500® 35% Edge Volatility 1% Decrement Index (USD) (Bloomberg Ticker: SPX3EV1) (i) has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less 0.50% and (ii) also reflects the deduction of a 1% decrement per annum. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
The following information is inserted under the heading “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Risks of Investing in the Cycle Investments – Risks Associated with the Indices”:
•S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER (Bloomberg Ticker: SPX3EV1) (the “Index”) is designed to provide leveraged exposure to an underlying performance calculation (the “Underlying Benchmark”) based on a forward-looking volatility estimate. The Underlying Benchmark is equal to the return of the S&P 500 Total Return Index (the “Underlying Index”) less the federal funds rate and less 0.50%. As of December 31, 2024, the current federal funds rate was 4.33%. The federal funds rate will fluctuate over time, and may be higher or lower in the future. The Underlying Benchmark is intended to produce a return that correlates to the S&P 500 futures market. The Index is comprised of five equally weighted sub-indices, with each sub-index rebalancing its exposure to the Underlying Benchmark on one day of the week (Mon. – Fri.), subject to a floor at 25% of the prior week’s rebalancing and a 500% leverage cap. Leverage is adjusted based on calculated forward volatility, which is based on implied volatility derived from the price of exchange-traded options on the S&P 500 Price Return Index. The Index targets a 35% annualized volatility. The Index reflects the deduction of a 1% decrement per annum. The Index’s exposure to the Underlying Benchmark (which includes the deduction of the federal funds rate and 0.50% from the performance of the Underlying Index) and the Index’s deduction of the 1% decrement will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.
The following is a discussion of risks relating to the S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER.
◦Performance Drag. There is a risk that the Index will never appreciate enough to offset the negative effects of the Underlying Benchmark deductions and the 1% decrement. The Index provides leveraged exposure to the Underlying Benchmark, which includes a deduction of the federal funds rate and less 0.50%. As of December 31, 2024, the current federal funds rate was 4.33%. The federal funds rate will fluctuate over time and may be higher or lower in the future. The performance of the Underlying Benchmark would always be greater if these deductions were not applied because they put a “drag” on performance: they decrease any positive performance of the Underlying Index and they increase any negative performance. This may cause the Underlying Benchmark to decline even if the Underlying Index is performing positively. Any positive performance of the Underlying Benchmark will only be to the extent that the Underlying Index return is greater than the effects of the deductions. Any negative return will always be increased by the deductions. Even if the Underlying Index performance is flat, the deductions will cause the level of the Underlying Benchmark to decline steadily. The Index return will reflect these deductions through its exposure to the Underlying Benchmark.
In addition, the Index is a “decrement index,” which means that the value of the Index will be     reduced at a rate of 1% per annum. The decrement will be a drag on the performance of the Index, potentially offsetting positive returns that would otherwise result from the Index’s exposure to the Underlying Benchmark (which may be highly leveraged); increasing negative returns that would otherwise result from the Index’s exposure to the Underlying Benchmark; and causing the level of the Index to decline steadily if the return of the Index’s exposure to the Underlying Benchmark would otherwise be relatively flat. The Index will not appreciate unless the return of the Index’s exposure to the Underlying Benchmark is sufficient to offset the negative effects of the decrement, and then only to the extent that the return is greater than the decrement. This means, due to the decrement, the level of the Index may decline even if the return of the Index’s exposure to the Underlying Benchmark would otherwise have been positive.
◦Impact of Leverage. The Index is highly risky because it may reflect highly leveraged exposure to the Underlying Benchmark and may therefore experience a decline that is many multiples of any decline in the Underlying Benchmark. Leveraged exposure means that the Index could be exposed to higher losses than the Underlying Benchmark, as well as lower gains. The Index tracks exposure to the Underlying Benchmark on a volatility targeted basis, after which the 1% decrement is deducted. The Index has a volatility target of 35%, which it attempts to achieve by applying leverage to its exposure to the Underlying Benchmark (up to a maximum of 500%) when the calculated forward volatility is less than the volatility target, and by reducing its exposure to the Underlying Benchmark below 100% when the calculated forward volatility is greater than the volatility target. The calculated forward volatility is based on implied volatility. Implied volatility represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Price Return Index.
It is expected that the calculated forward volatility will frequently be less than the 35% volatility target. This means that the Index will frequently have more than 100% exposure to the Underlying Benchmark. If the Underlying Benchmark declines at a time when the Index has leveraged exposure to it, the decline in the Index will be equal to the decline in the Underlying Benchmark multiplied by the leverage (subject to further reduction because of the 1% decrement). For example, if the Underlying Benchmark declines by 5% at a time when the Index has 500% leveraged exposure to the Underlying Benchmark, the Index will decline by 25% over that time (subject to further reduction because of the 1% decrement). This potential for losses on a highly leveraged basis makes the Index highly risky.
The Index may not fully participate in any appreciation of the Underlying Benchmark. At any time when the calculated forward volatility is greater than the 35% volatility target, the Index will have less than 100% exposure to the Underlying Benchmark and therefore will not fully participate in any appreciation of the Underlying Benchmark. For example, if the Index has 50% exposure to the Underlying Benchmark at a time when the Underlying Benchmark appreciates by 5%, the Index would appreciate by only 2.5% (before the decrement). In addition, decrement is deducted daily at a rate of 1% per annum even when the Index has less than 100% exposure to the Underlying Benchmark, which will further reduce performance. This means that the Index could significantly underperform the Underlying Benchmark.
◦Impact of Volatility Methodology. There is a risk that the Index may realize significant losses if it is not consistently successful in increasing exposure to the Underlying Benchmark at the optimal time (in advance of increases in the Underlying Benchmark) and reducing exposure to the Underlying Benchmark at the optimal time (in advance of declines in the Underlying Benchmark). The Index increases and decreases its exposure to the Underlying Benchmark based on calculated forward volatility (not actual realized volatility) and its 35% volatility target. In doing so, it assumes: (1) that the Underlying Benchmark will tend to increase in times of lower volatility and decline in times of higher volatility; (2) that the calculated forward volatility, as derived from the market prices of exchange-traded options on the S&P 500 Price Return Index on each weekly rebalancing date, will be an effective predictor of future volatility of the Underlying Benchmark over the next week; and (3) that the 35% volatility target will be an effective level of volatility at which to draw the line between leveraged exposure and deleveraged exposure to the Underlying Benchmark. There is no guarantee that these assumptions will be proven correct over any given time period.
The Index may perform less favorably than it would if its volatility targeting mechanism were based on an alternative volatility measure, such as actual realized volatility, rather than implied volatility. Implied volatility represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Index. Market expectations of future volatility may not accurately forecast future volatility. This means that relying on implied volatility may cause the Index to be less successful in maintaining its volatility target (and have lower Index performance) than it would have been if another measure of volatility had been used.
If any of these assumptions does not prove to be consistently correct, then the Index may perform poorly as a result of having highly leveraged exposure (greater than 100%) to the Underlying Benchmark at a time of declines and/or having reduced exposure (less than 100%) to the Underlying Benchmark at a time of increases. This poor performance will be further increased by the deduction of the 1% decrement. This means that the Index could significantly underperform the Underlying Benchmark.
◦Rebalancing Delay. There is a risk that, by not rebalancing more frequently, the Index may be negatively impacted. The leveraged exposure of each sub-index to the Underlying Benchmark is “reset” on a weekly basis, each on a different weekday (Mon. – Fri.). If the calculated forward volatility at that time is relatively low, that sub-index will have relatively high leveraged exposure to the Underlying Benchmark for the next week, even if the actual realized volatility spikes, and the Underlying Benchmark declines significantly in value immediately after the rebalancing. That sub-index would consequently have highly leveraged exposure to those losses (which will be further increased by the deduction of the 1% decrement) until the next weekly reset in the leveraged exposure of that sub-index. In the case of a sudden increase in volatility and a sudden decline in value, multiple sub-indices may have highly leveraged exposure to declines over multiple days, and the Index may experience poor performance as a result.
Conversely, a sudden decrease in volatility and appreciation in Underlying Benchmark value could result in low exposure to the Underlying Benchmark’s appreciation in value. Taken together, these factors may cause the Index to perform particularly poorly in a temporary market crash – a sudden significant decline that is quickly reversed – because the Index would participate on a highly leveraged basis in the decline and then fail to participate fully in the recovery.
◦Decay Effect. There is a risk that the Index may be adversely affected by a “decay” effect, which may increase the negative effect of having highly leveraged exposure to declines in the Underlying Benchmark followed by reduced exposure to its increases. Due to the fact that each sub-index of the Index only rebalances its leveraged exposure to the Underlying Benchmark on a weekly basis, if the Underlying Benchmark moves in one direction one week and another direction the next, there would be a decay effect. This is because resetting leverage after an increase but in advance of a decline would cause the Index to have increased exposure to that decline and, conversely, resetting leverage following a decline but in advance of an increase would cause the Index to have decreased exposure to that increase. The more this (up and down) pattern repeats, the lower the performance of the Index would be relative to the performance of the Underlying Benchmark.
◦New Index. There is a risk that the Index may perform in unexpected ways. The Index launched on October 18, 2024 and has limited actual performance data. An investment linked to an index with an established record may present less risks than an investment linked to one with little or no history, like the Index.
◦Index Changes. There is a risk that if changes are made to the Index, they may affect the value of the Cycle Investments that reference the Index. The sponsor of the Index may at any time make methodological changes or other changes in the way it operates that could affect the value of the Index. We are not affiliated with the Index sponsor and, accordingly, we have no control over any changes the sponsor may make. Such changes could adversely affect the performance of the Index and the positive return, if any, on any Cycle Investments that reference the Index. In the event the Index is changed substantially, we may exercise our right to stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. See “Replacement of an Index” below.
◦Large-Cap. The Underlying Index is comprised of equity securities issued by large-capitalization U.S. companies. There is a general risk that large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

The “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Risks of Investing in the Cycle Investments – No Dividends or Distributions Included in the Index” section is deleted and replaced with the following:
Reference Indexes with No Dividends or Distributions Included in the Index
We reference the S&P 500® Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), and the Russell 2000 Price Return Index (Bloomberg Ticker: RTY), which are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index returns and, therefore, may negatively impact the performance of the Cycle Investments.
Reference Indexes with Performance Drags

We also reference the Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM), which reflects a daily deduction of 1% per annum, and the S&P 500® 35% Edge Volatility 1% Decrement Index (USD) (Bloomberg Ticker: SPX3EV1), which (i) has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less 0.50% and (ii) also reflects the deduction of a 1% decrement per annum. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.
The following information is inserted under the heading “THE LIVEWELL DYNAMIC ANNUITY CONTRACT – The Cycle Investment Options – The Indices”:
•S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER (Bloomberg Ticker: SPX3EV1) (the “Index”) is designed to provide leveraged exposure to an underlying performance calculation (the “Underlying Benchmark”) based on a forward-looking volatility estimate. The Underlying Benchmark is equal to the return of the S&P 500 Total Return Index (the “Underlying Index”) less the federal funds rate and less 0.50%. As of December 31, 2024, the current federal funds rate was 4.33%. The federal funds rate will fluctuate over time, and may be higher or lower in the future. The Underlying Benchmark is intended to produce a return that is highly correlated to the S&P 500 futures market. The Index is comprised of five equally weighted subindices, with each subindex rebalancing its exposure to the Underlying Benchmark on one day of the week (Mon. – Fri.), subject to a floor at 25% of the prior week’s rebalancing and a 500% leverage cap. Leverage is adjusted based on calculated forward volatility, which is based on implied volatility derived from the price of exchange-traded options on the S&P 500 Price Return Index. The Index targets a 35% annualized volatility. The Index reflects the deduction of a 1% decrement per annum. The Index’s exposure to the Underlying Benchmark (which includes the deduction of the federal funds rate and 0.50% from the performance of the Underlying Index) and the Index’s deduction of the 1% decrement will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index. Additional information about the Index can be found at https://www.spglobal.com/spdji/en/indices/multi-asset/sp-500-35-edge-volatility-1-decrement-index/#overview.
The following information is inserted under the subheading “Historical Index Returns” in the “THE LIVEWELL DYNAMIC ANNUITY CONTRACT – The Cycle Investment Options – The Indices” section:
The S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER launched on 10/18/2024 and does not have historical annual returns at this time.
The following rows are inserted in the “Cycle Investments” table in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT”:

Index	Type of Index	Cycle Term	Current Limit on Index Loss (if held until end of Cycle Term)	Minimum Limit on Index Gain (for the life of the Cycle Investment)
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	1 Year	-10% Buffer	5.0% Cap Rate
Decrement Index (USD) ER3
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	1 Year	-30% Buffer	7.5% Cap Rate
Decrement Index (USD) ER3
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	6 Year	-10% Buffer	10.0% Participation Rate
Decrement Index (USD) ER3
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	6 Year	-20% Buffer	10.0% Participation Rate
Decrement Index (USD) ER3

S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	6 Year	-30% Buffer	7.5% Cap Rate
Decrement Index (USD) ER3
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	6 Year	-40% Buffer	7.5% Cap Rate
Decrement Index (USD) ER3
3 This Index has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less 0.50%. As of December 31, 2024, the current federal funds rate was 4.33%. The federal funds rate will fluctuate over time and may be higher or lower in the future. The Index also reflects the deduction of a 1% decrement per annum. The Index’s exposure to the Underlying Benchmark (which includes the deduction of the federal funds rate and 0.50% from the performance of the Underlying Index) and the Index’s deduction of the 1% decrement will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.
The following information is inserted in “APPENDIX C – INDEX DISCLOSURES”:
S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER
The "The S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Midland National. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”);
Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); It is not possible to invest directly in an index. The LiveWell Dynamic Annuity is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the LiveWell Dynamic Annuity or any member of the public regarding the advisability of investing in securities generally or in the LiveWell Dynamic Annuity particularly or the ability of the S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Midland National with respect to the S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER is determined, composed and calculated by S&P Dow Jones Indices without regard to Midland National or the LiveWell Dynamic Annuity. S&P Dow Jones Indices have no obligation to take the needs of Midland National or the owners of the LiveWell Dynamic Annuity into consideration in determining, composing or calculating the S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the LiveWell Dynamic Annuity. There is no assurance that investment products based on the S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND THIRD PARTY LICENSOR SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND THIRD PARTY LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE LICENSEE’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR THIRD PARTY LICENSOR BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS

OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The following information is inserted in “APPENDIX D – FINANCIAL INTERMEDIARY VARIATIONS”:

Financial Intermediary	Indices Not Approved
LPL Financial LLC	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
Raymond James Financial Services, Inc.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
Raymond James & Associates, Inc.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
Atria Wealth Solutions, Inc.
Cadaret, Grant & Co., Inc.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
CUSO Financial Services, L.P.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
NEXT Financial Holdings, Inc.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
Sorrento Pacific Financial, LLC	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
Western International Securities, Inc.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER

* * *
Additional information about the features of the Cycle Investments can be found in “THE LIVEWELL DYNAMIC ANNUITY CONTRACT – The Cycle Investment Options – Features of a Cycle Investment” in the Prospectus. Information about current limits on Index gains is available at https://www.srslivewell.com/financialprofessionals-livewellretirementseries.
If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at Midland National Life Insurance Company, PO Box 9261 Des Moines, IA 50306-9261.
Please retain this supplement for future reference.

Part C
OTHER INFORMATION
Item 27. Exhibits

(a)		Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)
(b)		Not Applicable
(c)	(1)	Distribution Agreement between Sammons Financial Network, LLC and Midland National Life Insurance Company (19)
	(2)	Registered Representative Contract (8)
(d)	(1)	Form of Registered Index-Linked and Variable Annuity Contract (18)
	(2)	Form of Return of Death Benefit Rider (20)
	(3)	Form of Waiver of Surrender Charge Rider (20)
	(4)	Form of Participation Rate Crediting Type Endorsement (20)
(e)		Application for Registered Index-Linked and Variable Annuity Contract (20)
(f)	(1)	Articles of Incorporation of Midland National Life Insurance Company (2)
	(2)	By-laws of Midland National Life Insurance Company (2)
(g)		Not Applicable
(h)	(1)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)
	(2)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)
	(3)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)
	(4)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (3)
	(5)	Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)
	(6)	Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (7)
	(7)	SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (7)
	(8)	SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (7)
	(9)	Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (7)
	(10)	Participation agreement between Midland National Life Insurance Company and BlackRock. (9)
	(11)	Participation agreement between Midland National Life Insurance Company and DWS. (9)
	(12)	Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)
	(13)	Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)
	(14)	Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)
	(15)	Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)
	(16)	Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)
	(17)	Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)
	(18)	Participation agreement between Midland National Life Insurance Company and Prudential. (9)
	(19)	Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)
	(20)	Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)
	(21)	Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)
	(22)	Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (9)
	(23)	Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)
	(24)	Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)
	(25)	Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(26)	Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)
(27)	Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)
(28)	Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)
(29)	Participation Agreement between Midland National Life Insurance Company and Lazard. (10)
(30)	Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)
(31)	Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)
(32)	Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)
(33)	Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)
(34)	Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)
(35)	Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)
(36)	Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)
(37)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)
(38)
Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(39)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)
(40)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)
(41)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

(42)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)
(43)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)
(44)	Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)
(45)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(46)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)
(47)	Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)
(48)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors,
Inc. (13)

(49)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors,
Inc. (13)

(50)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(51)	Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)
(52)	Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)
(53)
Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series. (14)

(54)	Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (14)
(55)
Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc. (14)

	(56)	Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC. (14)
	(57)	Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)
	(58)	Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)
(59)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

	(60)	Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (16)
	(61)	Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. (17)
(k)	(1)	Opinion and Consent of Counsel (21)
(l)	(1)	Consent of Independent Registered Public Accounting Firm (22)
(m)		Not Applicable
(n)		Not Applicable
(o)		Not Applicable
(p)		Powers of Attorney (21)
(q)		Not Applicable
(r)		Historical Current Limits on Index Gains (21)

1	Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
2	Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
3	Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)
4	Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)
5	Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)
6	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)
7	Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)
8	Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011 (File No. 333-176870)
9	Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012 (File No. 333-176870)
10	Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012 (File No. 333-176870)
11	Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)
12	Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)
13	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)
14	Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)
15	Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)
16	Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 26, 2018 (File No. 333-176870)
17	Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-4 on April 29, 2019 (File No. 333-176870)
18	Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 9, 2021 (File No. 333-255058)

19	Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 29, 2022 (File No. 333-255058)
20	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on November 13, 2023 (File No. 333-255058)
21	Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 17, 2025 (File No. 333-283566)
22	To be filed by post-effective amendment
Item 28. Directors and Officers of the Insurance Company

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw	President, Chairman of the Board & Chief Executive Officer
Darron K. Ash	Director
James Roderick Clark	Director
Thomas J. Corcoran	Director
Susan T. Deakins	Director
George A. Fisk	Director
Carl M. Harris	Director
William D. Heinz	Director
Gina A. Norris	Director
Gerald R. Blair[3]	President – Sammons Life Insurance Group
Casey C. Decker	Chief Operating Officer
William L. Lowe	President – Sammons Institutional Group and Director
Joseph E. Paul	President – Sammons Corporate Markets
Robert R. TeKolste	President – Sammons Independent Annuity Group and Director
Brett L. Agnew	Senior Vice President, Deputy General Counsel – Securities & Investments and Assistant Secretary
David C. Attaway	Senior Vice President
Kathleen Bartling[2]	Chief People Officer
Kelly L. Coomer[3]	Senior Vice President & Chief Information Officer
Brian D. Hansen	Senior Vice President & Chief Development Officer
Eric Y. Lin	Senior Vice President & Corporate Actuary
John D. Melvin	Senior Vice President & Chief Investment Officer
Michael L. Mock	Senior Vice President – Wealth Management Strategy
Michael A. Pietig	Senior Vice President – Services
Amy E. Teas	Senior Vice President, General Counsel & Secretary
Stacy L. Bagby	Vice President – Sales & Compliance Administration
Marcy L. Baker	Vice President – Risk & Asset Liability Management
Neil A.Berns	Vice President & Chief Strategy Officer-Life
Jamie E. Beyer[2]	Vice President – Valuation
Bryce A. Biklen	Vice President & Chief Distribution Officer SIAG
Lori L. Bochner	Vice President – Marketing
Gregory J. Bonzagni	Vice President – National Sales
Eric Boucher	Vice President – Enterprise Risk Management
Kerry Cahill	Vice President – Business & Sales Development
Jackie L. Cockrum	Vice President – New Business Operations
Timothy D. Crawford	Vice President & Associate General Counsel-Life & Annuity Operations
Pam Doeppe	Vice President
Nathan L. Driskill	Vice President – Sales MNL
Linda M. Durman	Vice President – Annuity Product Development & Inforce Management
Daniel E. Edsen	Vice President, Chief Financial Officer & Treasurer
Adora M. Ellis	Vice President – Investment Portfolio Management

Kirk P. Evans	Vice President – Product Development & Risk Management
Lynne M. Flater	Vice President & Chief Tax Officer
Trent J. Freier	Vice President – Corporate Markets
Patrick Glover	Vice President – Financial Reporting
Christie S. Goodrich	Vice President – Life Product
Cyndi J. Hall	Vice President – Chief Compliance Officer
Jeffrey P. Heppner	Vice President – Information Technology
Jeannie M. Iannello[2]	Vice President – Life New Business & Underwriting
Robert Johnson, Jr.	Vice President – Chief Distribution & Sales Officer MNL
Mark E. Kalinowski[3]	Vice President – Investment & Hedging Strategies
Tracey E. Knudtson	Vice President – Talent & Organizational Development and HR Business Partner
Khen C. Leuk[3]	Vice President – Chief Underwriting Officer, SFG Bermuda Ltd.
Brent A. Mardis	Vice President - Chief Strategy Officer
Kevin W. Mechtley	Vice President – Business Development & Chief Innovation Officer
Paul J. Mocarski	Vice President & Chief Information Security Officer
Seth G. Nailor	Vice President – Agency and Customer Support
Katrisha Neisse[2]	Vice President - Strategy & Business Development- Life
Adam W. Newland	Vice President – Audit
Jackson P. Ode	Vice President – Sales MNL
Cheryl O’Heath[3]	Vice President – Information Technology
Susan B. Osweiler	Vice President – Chief Risk Officer
Varun B. Parekh[3]	Vice President – Information Technology
Matthew P. Pelham	Vice President – Information Technology
Melissa R. Phillips	Vice President – Sales Operations Life
Henry Pietrkowski[3]	Vice President – Associate General Counsel – Litigation
Amy E. Rider	Vice President – Strategic Risk & Mortality Management
Sarah E. Theis	Vice President & Chief Strategy Officer
Rachelle L. Tieszen[2]	Vice President – Total Rewards and HR Business Partner
Piera Valle	Vice President – Financial Institutions
Carmen R. Walter	Vice President – Product Development Corporate Markets
Heath C. Williams[2]	Vice President – Information Technology
Aaron D. Witt	Vice President – Chief Digital & Data Officer
Stephanie Wynne	Vice President – Corporate Development Operations & Integration
Lori DenHerder	Associate Vice President – Compliance Investigations & AML Officer
Logan S. Veurink[2]	Associate Vice President – Capital Planning & Analysis
Jill Williams[3]	Associate Vice President – Operational Compliance
1    Unless noted otherwise, the principal business address for each officer and director is 8300 Mills Civic Parkway, West Des Moines, IA 50266
2    One Sammons Plaza, Sioux Falls, SD 57193-9991
3    433 W. Van Buren Street, Chicago, IL 60607
Item 29. Persons Controlled By or Under Common Control With the Insurance Company or Registered Separate Account.
The Insurance Company, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registered Separate Account is a segregated asset account of Midland. Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT). Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2024, are:

Name of Parent, Subsidiaries Or Affiliates	Domiciliary Location	If Control is Ownership Provide Percentage
19160 West Bellfort Richmond Owner, LLC	DE	100.00
215 Castro LLC	DE	100.00
49 North, LLC	DE	100.00
5 Burlington Woods JV, LLC	DE	44.00

5 Burlington Woods, LLC	DE	100.00
550 Capital, Inc.	DE	100.00
800 Main Street Providence Village Owner, LLC	DE	100.00
ABV Holdings, LLC	NC	100.00
Access Plus (Scotland) Ltd.	ZZZ	100.00
Aerial Platform Hire Limited	IRL	100.00
AIS SIND, LLC	DE	100.00
AJ Highland Park Investors, LLC	DE	100.00
AJ Renaissance Place Investors, LLC	DE	100.00
AK St. Louis Holdings, LLC	DE	100.00
AK St. Louis Manager, LLC	DE	50.00
AK St. Louis Owner, LLC	DE	100.00
Albemarle Solar Center, LLC	NC	100.00
Albion 636 Division, LLC	DE	100.00
Albion at Beachwood LLC	DE	50.00
Albion at Evanston Investors I, LLC	DE	100.00
Albion at Evanston, LLC	DE	100.00
Albion at Highland Park, LLC	DE	100.00
Albion at Murfreesboro, LLC	DE	100.00
Albion at New Forum Member, LLC	DE	100.00
Albion at Oak Park Investors I, LLC	DE	100.00
Albion at Oak Park Member, LLC	DE	100.00
Albion at Oak Park, LLC	DE	100.00
Albion at Palatine, LLC	DE	100.00
Albion at Parklane GP, LLC	DE	100.00
Albion at Parklane Limited Partner, LLC	DE	100.00
Albion at Renaissance Place, LLC	DE	100.00
Albion Columbus 1, LLC	DE	100.00
Albion Columbus Investors 1, LLC	DE	20.00
Albion Construction LLC	DE	100.00
Albion DeVille Member LLC	DE	100.00
Albion HoldCo LLC	DE	100.00
Albion in the Gulch Investors, LLC	DE	100.00
Albion in the Gulch Member, LLC	DE	100.00
Albion in the Gulch, LLC	DE	100.00
Albion Jacobs Highland Park, LLC	DE	100.00
Albion Jacobs Renaissance Place, LLC	DE	100.00
Albion Lawrenceville, LLC	DE	100.00
Albion Murfreesboro Investors, LLC	DE	20.00
Albion Murfreesboro Member, LLC	DE	100.00
Albion Music Row II, LLC	DE	100.00
Albion Music Row, LLC	DE	100.00
Albion on Lake Cook Mezz, LLC	DE	100.00
Albion on Lake Cook, LLC	DE	100.00
Albion Residential LLC	DE	100.00
Albion St. Louis, LLC	DE	100.00
AmeyBriggs Fleet and Equipment Limited	GBR	50.00
AmeyBriggs Services Holding Limited	GBR	50.00
AmeyBriggs Services Limited	GBR	100.00
Asheville Resolution Corporation	DE	100.00

Aspen Solar, LLC	NC	100.00
ATCAP-CCI Atlanta Industrial II, LLC	DE	95.00
ATCAP-CCI Atlanta Industrial, LLC	DE	92.50
ATCAP-CCI Emerson Industrial, LLC	DE	95.00
ATCAP-CCI Flint Industrial, LLC	DE	95.00
Atlas Atlanta Cobb International, LLC	DE	100.00
Atlas Atlanta II Doan, LLC	DE	100.00
Atlas Atlanta II International, LLC	DE	100.00
Atlas Atlanta II Park, LLC	DE	100.00
Atlas Atlanta II Shackleford, LLC	DE	100.00
Atlas Atlanta Mountain Industrial, LLC	DE	100.00
Atlas Atlanta Oakcliff, LLC	DE	100.00
Atlas Atlanta Royal Atlanta, LLC	DE	100.00
Atlas Atlanta Tuckerstone, LLC	DE	100.00
Atlas Emerson, LLC (Indianapolis, IN)	DE	100.00
Atlas Flint 146, LLC	DE	100.00
Atlas Flint Air Center, LLC	DE	100.00
Atlas Flint Bergen, LLC	DE	100.00
Atlas Flint Dorothy, LLC	DE	100.00
Atlas Flint International, LLC	DE	100.00
Atlas Flint Lake Emma, LLC	DE	100.00
Atlas Flint Park Row, LLC	DE	100.00
Balloo Hire Centre Limited	IRL	100.00
Balloo Hire Limited	IRL	100.00
Balsam Solar, LLC	NC	100.00
Bannagroe Limited	IRL	100.00
BE Finance Limited	GBR	100.00
Beachwood Apartments LLC	DE	100.00
Beacon Capital Management, Inc.	OH	100.00
Bestow Life Insurance Company	IA	100.00
Beulah Belle Grazing Association, LLC	WY	100.00
Blulift Limited	IRL	100.00
BRE NC Solar 1, LLC	NC	100.00
Briggs Equipment Ireland Limited	IRL	100.00
Briggs Equipment Mexico, Inc.	DE	100.00
Briggs Equipment UK Limited	GBR	100.00
Briggs Equipment, S.A. de C.V.	MEX	99.00
Briggs Equipment, S.A. de C.V.	MEX	1.00
Briggs Industrial Solutions, Inc.	DE	100.00
Briggs International, Inc.	DE	100.00
Briggs UK Holdings, Inc.	DE	100.00
Broadway Solar Center, LLC	NC	100.00
Burleson Wilshire Investment Partners, LLC	DE	100.00
Canal Reinsurance Company	IA	100.00
Cast Iron Energy, LLC	DE	100.00
CCE Funding LLC	DE	100.00
CCI Alexandria SL LLC	DE	100.00
CCI Atlanta Industrial LLC	DE	100.00
CCI Bethesda SL LLC	DE	100.00
CCI GG Prime 1 LLC	DE	100.00

CCI Historic, Inc.	DE	100.00
CCI Horizon LLC	DE	100.00
CCI Industrial - ATCAP Atlanta II Investor LLC	DE	100.00
CCI Industrial - ATCAP Emerson Investor LLC	DE	100.00
CCI Industrial - ATCAP Flint Investor LLC	DE	100.00
CCI Industrial - JSC Georgetown I Investor LLC	DE	100.00
CCI Industrial - JSC Georgetown II Investor LLC	DE	100.00
CCI Industrial - JSC Lakeview I Investor LLC	DE	100.00
CCI Industrial - JSC Lakeview II - SAF BTS Investor LLC	DE	100.00
CCI Industrial - JSC Lakeview II Investor LLC	DE	100.00
CCI Industrial - JSC Landis I Investor LLC	DE	100.00
CCI Industrial - JSC Landis II Investor LLC	DE	100.00
CCI Industrial - KDC Oncor Investor LLC	DE	100.00
CCI Industrial - SM Cary Investor LLC	DE	100.00
CCI Industrial - SM Locust Grove Investor LLC	DE	100.00
CCI Industrial Holdings LLC	DE	100.00
CCI JSC Holdings LLC	DE	100.00
CCI MAC 5BW LLC	DE	100.00
CCI Manager LLC	DE	100.00
CCI MF Holdings LLC	DE	100.00
CCI MFH - KV San Cierra Investor LLC	DE	100.00
CCI MFH - KV Tribeca/Encore Investor LLC	DE	100.00
CCI Residential LLC	DE	100.00
CCI Retail – GBT TX Sprouts Investor LLC	DE	100.00
CCI Retail Holdings LLC	DE	100.00
CCI SSL Funding LLC	DE	100.00
CCI SSL Holding LLC	DE	100.00
CCI Tysons SL, LLC	DE	100.00
CCI Westfields Investor LLC (fka CCI Ohana LLC)	DE	100.00
CCI/HTC, Inc.	DE	100.00
Cedar Solar, LLC	NC	100.00
Clemina Hydro Power GP Ltd.	CAN	100.00
Clemina Hydro Power LP	CAN	99.00
Clemina Hydro Power LP	CAN	0.01
Columbia Mountains Power GP Ltd.	CAN	100.00
Columbia Mountains Power LP	CAN	99.00
Columbia Mountains Power LP	CAN	0.01
Community Investments, Inc.	DE	100.00
Compatriot Capital, Inc.	DE	100.00
Connect18 Energy Holdings, Inc.	DE	100.00
Consolidated Investment Services, Inc.	DE	100.00
Constitution, LLC	DE	100.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	1.00
Cornwall Solar Center, LLC	NC	100.00
Crestwood Solar Center, LLC	NC	100.00
Dement Farm, LLC	NC	100.00
Duplin Solar II, LLC	NC	100.00
Durham Solar, LLC	NC	100.00
E2M Holdings, LLC	DE	30.00

E2M Partners, LLC	DE	100.00
Elm Solar, LLC	NC	100.00
English Hydro Power GP Ltd.	CAN	100.00
English Hydro Power LP	CAN	0.01
English Hydro Power LP	CAN	99.00
Enterhealth, LLC	TX	21.30
ESA Newton Grove 1 NC, LLC	NC	100.00
ESA Selma NC 1, LLC	NC	100.00
ESA Smithfield 1 NC, LLC	NC	100.00
Flagship Energy, LLC	DE	100.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	99.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	1.00
Forkway (Hire) Limited	GBR	100.00
Forkway Group Limited	GBR	100.00
Forkway Limited	GBR	100.00
Foundation X, LLC	DE	100.00
Galway Pland and Tool Hire Limited	IRL	100.00
GBT-CCI TX Sprouts JV, LLC	DE	82.00
Gerrity Group, LLC	DE	100.00
Gerrity Holdings LLC	DE	40.00
Gerrity Prime 1, LLC	DE	99.00
Gerrity Prime 1, LLC	DE	1.00
Gerrity Retail Fund 3 Management, LLC	DE	100.00
Gerrity Retail Fund 3, L.P.	DE	40.00
Gerrity Retail Fund 3, L.P.	DE	0.00
Gerrity Retail Fund 3, L.P.	DE	4.30
Gerrity Retail Investors 3, LLC	DE	94.70
Gerrity Retail Partners 3, LLC	DE	100.00
GFL Access Limited	GBR	100.00
GFL Holdings Limited	GBR	100.00
Gila Bend Power Partners, LLC	DE	100.00
GRF Special, LLC	DE	0.00
GRF Special, LLC	DE	100.00
Gwynedd Forklifts Limited	GBR	100.00
H2 Fuels, Inc.	DE	100.00
Harrell's Hill Solar Center, LLC	NC	100.00
Heelstone Energy II, LLC	DE	100.00
Heelstone Energy III, LLC	DE	100.00
Heelstone Energy IV, LLC	DE	100.00
Heelstone Energy V, LLC	DE	100.00
Heelstone Energy VI, LLC	DE	100.00
Heelstone Energy VIII, LLC	DE	100.00
Heelstone Energy, LLC	DE	100.00
Heelstone Land Holdings, LLC	DE	100.00
Heestone Energy VII, LLC	DE	100.00
Heyday Insurance Agency LLC	DE	100.00
Highland Solar Center, LLC	NC	100.00
Hiremech Holdings Limited	GBR	100.00
Hiremech Limited	GBR	100.00
Hitec Lift Trucks Limited	GBR	100.00

HyElement Power, Inc.	DE	100.00
Industrial US Holdings, Inc.	DE	100.00
Innovative Solar 23, LLC	NC	100.00
J.B. Plant Hire (Dungannon) Limited	GBR	100.00
J.B. Plant Hire Limited	GBR	100.00
Jackson-Shaw Company LLC	DE	100.00
Jackson-Shaw Holdings LLC	DE	44.75
JLB 2728 Cedar Springs, LP	TX	30.00
JLB 2728 Cedar Springs, LP	TX	70.00
JLB BUILDERS LLC	TX	100.00
JLB CCI Westfields LLC	DE	80.00
JLB CCI Westfields LLC	DE	11.62
JLB Chapman GP LLC	DE	100.00
JLB Chapman LP	DE	98.00
JLB Chapman LP	DE	100.00
JLB Chapman LP	DE	2.00
JLB McLean LLC	DE	39.00
JLB McLean LLC	DE	21.90
JLB McLean Partners LP	DE	65.70
JLB Partners LLC	DE	40.00
JLB REALTY LLC	TX	100.00
JLB RESIDENTIAL LLC	TX	100.00
JLB Stafford Land LP	TX	100.00
JLB West Paces Phase I GP LLC	TX	100.00
JLB West Paces Phase I L.P.	TX	80.00
JLB West Paces Phase I L.P.	TX	19.00
JLB West Paces Phase I L.P.	TX	1.00
JSC Manager LLC	DE	100.00
JSC-CCI Georgetown I JV LLC	DE	94.00
JSC-CCI Georgetown I JV LLC	DE	3.50
JSC-CCI Georgetown II JV LLC	DE	95.00
JSC-CCI Georgetown II JV LLC	DE	3.50
JSC-CCI Lakeview I JV LLC	DE	95.00
JSC-CCI Lakeview I JV LLC	DE	3.50
JSC-CCI Lakeview I LLC	DE	100.00
JSC-CCI Lakeview I Mezz LLC	DE	100.00
JSC-CCI Lakeview II - SAF BTS, LLC	DE	95.00
JSC-CCI Lakeview II - SAF BTS, LLC	DE	3.50
JSC-CCI Lakeview II JV LLC	DE	95.00
JSC-CCI Lakeview II JV LLC	DE	3.50
JSC-CCI Landis I, LLC	DE	95.00
JSC-CCI Landis I, LLC	DE	3.50
JSC-CCI Landis II, LLC	DE	95.00
JSC-CCI Landis II, LLC	DE	3.50
K2 Development, LLC	DE	100.00
KDC HoldCo LLC	DE	25.00
KDC OEDC Investments One LP	TX	75.00
KDC Real Estate JV I Controlling GP LLC	DE	25.00
KDC Real Estate JV I General Partner LP	DE	48.50
KDC Real Estate JV I General Partner LP	DE	0.00

KDC Real Estate JV I LP	DE	48.40
KDC Real Estate JV I LP	DE	0.20
KDC Real Estate JV I Operating LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	0.00
KDC Real Estate JV I REIT Manager LLC	DE	25.00
Kenansville Solar Farm, LLC	NC	100.00
KV Encore Apartments, LLC	DE	100.00
KV San Cierra Apartments, LLC	DE	100.00
KV San Cierra Holdings, LLC	DE	85.00
KV Tribeca Apartments, LLC	DE	100.00
KV Tribeca/Encore Holdings, LLC	DE	75.00
Kyle Kohlers Crossing, LLC	DE	100.00
Lafayette Solar I, LLC	NC	100.00
Laois Hire Services Limited	IRL	100.00
Laurinburg Solar, LLC	NC	100.00
Legacy KDC Holdings, LLC	DE	35.60
Littlefield Solar Center, LLC	NC	100.00
Maxim (GB) Limited	GBR	100.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	1.00
Midland National Life Insurance Company	IA	100.00
Midway Wind, LLC	DE	100.00
MNL Reinsurance Company	IA	100.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	1.00
Morgan Farm, LLC	NC	100.00
My Financial Freedom LLC	DE	100.00
Nashville Farms, LLC	NC	100.00
Neckar Investments Limited	GBR	100.00
New Forum Apartments JV Investors, LLC	DE	10.00
New Forum Owner LLC	DE	100.00
New Roots M Trust	DE	100.00
New Roots N Trust	DE	100.00
Neworld Energy Investor LLC	DE	90.00
Neworld.Energy Holdings, LLC	DE	25.00
Neworld.Energy Holdings, LLC	DE	3.00
Neworld.Energy LLC	NV	100.00
Nextgen Re Holdings, LLC	DE	100.00
Nishhen Denshi Limited	GBR	100.00
North American Company for Life and Health Insurance	IA	100.00
North Carolina Solar III, LLC	NC	100.00
Northern Forklift (Scotland) Limited	GBR	100.00
Northrock Financial Services, LLC	DE	100.00
Northrock Partners Holdco, LLC	DE	55.00
NorthRock Partners Intermediate, LLC	DE	55.00
NorthRock Partners Tax Services, LLC	DE	100.00
NorthRock Partners, LLC	DE	100.00
NRX Hockey, LLC	DE	100.00
NRX Holding, LLC	DE	100.00

Otter, Inc.	OK	100.00
Parkway Mortgage, Inc.	DE	100.00
Pathfinder Bison Bend, LLC	WY	100.00
Pathfinder Buzzard Bird Ranch, LLC	WY	100.00
Pathfinder Cardwell Access Ranch, LLC	WY	100.00
Pathfinder Cardwell Ranch, LLC	WY	100.00
Pathfinder Dumbell Ranch, LLC	WY	100.00
Pathfinder Land and Ranch Management, LLC	WY	100.00
Pathfinder Miracle Mile Ranch, LLC	WY	100.00
Pathfinder Pathfinder Ranch, LLC	WY	100.00
Pathfinder Perkins Ranch, LLC	WY	100.00
Pathfinder Ranches, LLC	WY	100.00
Pathfinder Sand Creek, LLC	WY	100.00
Pathfinder Stewart Creek Ranch, LLC	WY	100.00
Pathfinder Sun Ranch, LLC	WY	100.00
Pathfinder Two Iron Ranch, LLC	WY	100.00
Pent House Associates	DE	99.00
Pent House Associates	DE	1.00
PR Holdings Inc.	DE	100.00
Private Tax Services, LLC	DE	100.00
Property Disposition, Inc.	DE	100.00
PV Project Holdings I, LLC	NC	100.00
PV Project Holdings II, LLC	NC	100.00
PV Project Holdings III, LLC	NC	100.00
PV Project Holdings IV, LLC	NC	100.00
PV Project Holdings V, LLC	NC	100.00
Raeford Farm, LLC	NC	100.00
Red Hill Solar Center, LLC	NC	100.00
Red Toad 1425 A Powatan Road, LLC	NC	100.00
Relay Energy Partners, LLC	DE	100.00
Rio Bravo Wind Capital, LLC	DE	100.00
Rio Bravo Wind Holdings, LLC	DE	100.00
Rio Bravo Wind Renewables, LLC	DE	100.00
Rio Bravo Windpower, LLC	DE	100.00
Rockingham Solar, LLC	NC	100.00
Rosemount Holdings Ltd	ZZZ	100.00
RSG Hockey, LLC	DE	100.00
SAGE Assets, Inc.	DE	100.00
Samarcand Solar Farm, LLC	NC	100.00
Sammons BW, Inc.	DE	100.00
Sammons Capital, Inc.	DE	100.00
Sammons Corporation	DE	100.00
Sammons Distribution Holdings, Inc.	DE	100.00
Sammons Enterprises, Inc.	DE	100.00
Sammons Enterprises, Inc. ESOT	TX
Sammons Equity Alliance, Inc.	DE	100.00
Sammons Financial Group Asset Management, LLC	DE	100.00
Sammons Financial Group U.S. Insurance Holdings, LLC	DE	100.00
Sammons Financial Group Wealth Management Holdings, LLC	DE	100.00
Sammons Financial Group, Inc.	DE	100.00

Sammons Financial Network, LLC	DE	100.00
Sammons Industrial Capital, LLC	DE	100.00
Sammons Industrial, Inc.	DE	100.00
Sammons Infrastructure, Inc.	DE	100.00
Sammons Institutional Group, Inc.	DE	100.00
Sammons Power Development, Inc.	DE	100.00
Sammons Renewable Energy Canada Holdings Inc.	CAN	100.00
Sammons Renewable Energy Holdings, Inc.	DE	100.00
Sammons Securities, Inc.	DE	100.00
Sammons Warehouse Solutions, Inc.	DE	100.00
Serpentine Hydro Power GP Ltd.	CAN	100.00
Serpentine Hydro Power LP	CAN	99.00
Serpentine Hydro Power LP	CAN	0.01
SFG Bermuda, LTD	BM	100.00
SFG Cary Investors, LLC	DE	95.00
SFG Cary, LLC	DE	100.00
SFG Fortuna, LLC	DE	100.00
SFG Locust Grove Investors, LLC	DE	95.00
SFG Locust Grove, LLC	GA	100.00
SFG Tenura, LLC	DE	100.00
Shelby Randolph Road Solar I, LLC	NC	100.00
SID Solar I, LLC	NC	100.00
Silverstone Alexandria II Owner, LLC	DE	100.00
Silverstone Alexandria II, LP	DE	90.00
Silverstone Bethesda Owner, LLC	DE	100.00
Silverstone Bethesda, LP	DE	85.00
Silverstone Senior Living, LLC	DE	37.33
Silverstone Tysons Owner, LLC	DE	100.00
Silverstone Tysons, LP	DE	85.00
SitePro Rentals, Inc.	DE	100.00
Ski Partners II, LLC	DE	32.75
Ski Partners, LLC	DE	32.74
SLBCA Holding LLC	DE	100.00
Solberg Reinsurance Company	IA	100.00
Solent Forklift Trucks Limited	GBR	100.00
Soo Line Building City Apartments LLC	DE	100.00
SP Land Company, LLC	DE	80.00
SRE Blocker #1, Inc.	DE	100.00
SRE Blocker #2, Inc.	DE	100.00
SRE Blocker #3, Inc.	DE	100.00
SRE Blocker #4, Inc.	DE	100.00
SRE DevCo, Inc.	DE	100.00
SRE Focalpoint Holdings, Inc.	DE	100.00
SRE Focalpoint Member, LLC	DE	100.00
SRE Focalpoint, LLC	DE	99.50
SRE Hydro Canada Corp	CAN	100.00
SRE Hydro Canada General Services Ltd.	CAN	100.00
SRE Hydro Canada-1, LLC	DE	99.50
SRE Hydro DevCo, Inc.	DE	100.00
SRE Midway HoldCo LLC	DE	100.00

SRE Midway LLC	DE	99.50
SRE Midway Member LLC	DE	100.00
SRE NC Solar, LLC	DE	99.50
SRE OpCo, Inc.	DE	100.00
SRE Rio Bravo, LLC	DE	99.50
SRE Solar OpCo, Inc.	DE	100.00
SRE Utility Solar 1, LLC	DE	100.00
SRE Wind OpCo Inc.	DE	100.00
SRK Holdings, LLC	NC	100.00
SSL CCI Funding, LLC	DE	85.00
Stewart Creek Grazing Association, LLC	WY	50.00
Stewart Creek Grazing Association, LLC	WY	50.00
Stone Roots M Trust	DE	100.00
Stone Roots N Trust	DE	100.00
Sweetgum Solar, LLC	NC	100.00
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100.00
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100.00
Sweetwater River Conservancy Wetland Mitigation Bank, LLC	WY	100.00
Sweetwater River Conservancy, LLC	WY	100.00
SWS Precision Warehouse Design LLC	DE	60.00
SWS ServiceCo, Inc.	DE	100.00
Sync Storage Solutions, Inc.	DE	100.00
Trail Boss Partners, LLC	DE	100.00
Trainingplus.Com Ltd.	ZZZ	100.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Van Slyke Solar Center, LLC	NC	100.00
VGH/Dallas LLC	DE	70.00
Woodbine Legacy Holdings, LLC	DE	93.00
Woodbine Legacy Holdings, LLC	DE	7.00
Woodbine Legacy Investment Partners, LP	DE	45.70
Woodbine Legacy Pref Partners, LP	DE	42.10
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
York Road Solar I, LLC	NC	100.00
ZV Solar 3, LLC	NC	100.00
Item 30. Indemnification
Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31a. Relationship of Principal Underwriter to Other Investment Companies
In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registered Separate Account, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.
Item 31b. Principal Underwriters
The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 8300 Mills Civic Parkway West Des Moines, IA 50266	President
Christopher Kobes 8300 Mills Civic Parkway West Des Moines, IA 50266	Chief Compliance Officer—Broker Dealer
Arlen Dykhuis 8300 Mills Civic Parkway West Des Moines, IA 50266	Financial Operations Principal
Brett Agnew 8300 Mills Civic Parkway West Des Moines, IA 50266	Corporate Secretary
Item 31c. Compensation of Principal Underwriters
The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$32,935,712	$0	$0	$8,923,126

*    Represents commissions paid on the LiveWell Variable Annuity, LiveWell Dynamic Annuity, and the Legacy Variable Annuity.
**    Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract, LiveWell Dynamic Annuity contract, and the Legacy Variable Annuity contract under Separate Account C.

Item 31A. Information about Contract with Index-Linked Options

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index-Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
LiveWell Dynamic Annuity	2,846	$485,785,899	2,212	$385,605,371	$5,629,461	Yes
Item 33. Management Services
No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 34. Fee Representation and Undertakings
With regard to the offering of the variable Subaccounts under this registration statement, Midland National Life Insurance Company represents that all fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

With regard to the offering of the index-linked Cycle Investments under this registration statement, Midland National Life Insurance Company hereby undertakes:
1. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities
Act; and
2. That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

Section 403(b) Representation
On behalf of Midland National Life Separate Account C, Midland National Life Insurance Company represents that the Separate Account is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, Midland National Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, and State of Iowa, on this second day of May, 2025.

MIDLAND NATIONAL LIFE
INSURANCE COMPANY (INSURANCE COMPANY)

By:	/S/ *
ESFANDYAR E. DINSHAW
Chairman of the Board
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title
/S/ *	President, Chairman of the Board of Directors & Chief Executive Officer
ESFANDYAR E. DINSHAW	(Principal Executive Officer)
/S/ *	Vice President, Chief Financial Officer & Treasurer
*DANIEL E. EDSEN	(Principal Financial & Accounting Officer)
/S/ *	Director
* DARRON K. ASH
/S/ *	Director
JAMES RODERICK CLARK
/S/ *	Director
THOMAS J. CORCORAN
/S/ *	Director
SUSAN T. DEAKINS
/S/ *	Director
GEORGE A. FISK
/S/ *	Director
CARL M. HARRIS
/S/ *	Director
WILLIAM D. HEINZ
/S/ *	Director
WILLIAM L. LOWE
/S/ *	Director
GINA A. NORRIS
/S/ *	Director
ROBERT R. TEKOLSTE

*BY:	/s/ Brett Agnew	Date: May 2, 2025
Brett Agnew
Attorney-in-Fact
Pursuant to Power of Attorney